Average Annual Total Returns - Abraham Fortress Fund		12 Months Ended	60 Months Ended	89 Months Ended	99 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Oct. 31, 2026
MSCI ACWI Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.20%
Performance Inception Date					Jul. 26, 2018
70/30 Blended Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.74%	7.73%	8.63%
Performance Inception Date					Jul. 26, 2018
Bloomberg U.S. Aggregate Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.11%
Performance Inception Date					Jul. 26, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	6.62%	7.02%
Performance Inception Date					Jul. 26, 2018
Class K
Prospectus [Line Items]
Average Annual Return, Percent		9.35%	6.71%	7.11%
Performance Inception Date					Jul. 26, 2018
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.67%	5.67%	6.41%
Performance Inception Date					Jul. 26, 2018
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.61%	4.90%	5.43%
Performance Inception Date					Jul. 26, 2018

[1]	Performance start date.
[2]	The 70/30 Blended Index is a blend of 70% MSCI ACWI Index and 30% Bloomberg U.S. Aggregate Bond Index.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.